Fair Value and Fair Value Hierarchy of Financial Instruments (Details) - Schedule of Carrying Amounts that Reasonably Approximate to Fair Values	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Financial assets
Financial assets at fair value through profit or loss	RM 76,044	$ 16,291	RM 72,295
Financial assets at fair value through other comprehensive income	7,002,234	1,500,082	12,819,747
Carrying amount [Member]
Financial assets
Financial assets at fair value through profit or loss	76,044	16,291	72,295
Financial assets at fair value through other comprehensive income	RM 7,002,234	$ 1,500,082	RM 12,819,747